Loss Before Income Tax (Tables)	3 Months Ended
Sep. 30, 2019
Disclosure Of Loss Before Income Tax [Abstract]
Summary of Loss Before Income Tax
		Three Months Ended September 30,
(in U.S. dollars, in thousands)	Note	2019	2018
Revenue
Commercialization Revenue		1,872	1,006
Milestone Revenue		15,000	10,500
Interest Revenue		176	131
Total Revenue		17,048	11,637

Clinical trial and research & development		(6,057)	(13,374)
Manufacturing production & development		(1,295)	(3,650)

Employee benefits
Salaries and employee benefits		(4,731)	(4,926)
Defined contribution superannuation expenses		(75)	(90)
Equity settled share-based payment transactions(1)		(804)	(818)
Total Employee benefits		(5,610)	(5,834)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(455)	(160)
Intellectual property amortization		(394)	(394)
Total Depreciation and amortization of non-current assets		(849)	(554)

Other Management & administration expenses
Overheads & administration		(1,774)	(1,995)
Consultancy		(1,145)	(849)
Legal, patent and other professional fees		(3,226)	(1,573)
Intellectual property expenses (excluding the amount amortized above)		(594)	(591)
Total Other Management & administration expenses		(6,739)	(5,008)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(e)(iii)	(288)	(622)
Total Fair value remeasurement of contingent consideration		(288)	(622)

Other operating income and expenses
Remeasurement of borrowing arrangements		(401)	—
Foreign exchange gains/(losses)		232	(151)
Total Other operating income and expenses		(169)	(151)

Finance (costs)/gains
Remeasurement of borrowing arrangements		120	—
Interest expense		(3,577)	(2,653)
Total Finance costs		(3,457)	(2,653)

Total loss before income tax		(7,416)	(20,209)

(1)	Share-based payment transactions

For the three months ended September 30, 2019 and 2018, the share-based payment transactions have been reflected in the Consolidated Income Statement functional expense categories as follows:

	Three Months Ended September 30,
(in U.S. dollars)	2019	2018
Research and development	319,681	527,855
Manufacturing and commercialization	53,579	64,607
Management and administration	430,538	225,096
Equity settled share-based payment transactions	803,798	817,558